Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended		3 Months Ended						9 Months Ended			12 Months Ended
	Aug. 31, 2022	Jan. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 01, 2022	Jan. 11, 2022	Oct. 31, 2021	Oct. 13, 2021	Jun. 23, 2021	Dec. 31, 2019
Debt Instrument [Line Items]
Accumulated deficit			$ 48,486,832						$ 48,486,832		$ 33,171,769	$ 27,325,266	$ 33,171,769
Cash, cash equivalents and restricted cash						$ 15,842				$ 15,842	792,416	8,390	792,416
Cash used in operating activities									1,008,459	1,085,784	607,940	1,311,782
Net loss from operations			8,636,558	$ (10,135,295)	$ 1,058,490	(22,288,261)	$ 1,042,594	$ 11,524,429	(440,247)	(9,721,238)	9,188,357	(5,846,503)
Gross proceeds											6,500,000	22,302,000	6,500,000
Conversion of convertible preferred stock
Debt Instrument [Line Items]
Aggregate principal amount	$ 5,000,000.0
TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Accumulated deficit			204,830,000			84,687,000			204,830,000	84,687,000	60,299,000	108,312,000	60,299,000
Cash, cash equivalents and restricted cash			853,000			23,844,000			853,000	23,844,000	17,746,000	3,184,000	17,746,000						$ 23,869,000
Cash used in operating activities									20,182,000	20,883,000		30,228,000	13,904,000
Net loss from operations									96,518,000	24,388,000		48,013,000	19,104,000
Loans payable and finance lease obligations			31,700,000						31,700,000			37,000,000.0
Maximum borrowing capacity																$ 150,000,000.0		$ 50,000
Increase (decrease) in maximum borrowing capacity		$ 10,000,000.0
Aggregate principal amount	700,000
Gross proceeds												22,302,000
Deferred transaction costs			6,125,000						6,125,000		$ 0	1,926,000	$ 0
Aggregate cash proceeds from debt	1,400,000
Cancellation of remaining debt facility	$ 3,600,000
Contract assets recorded within other noncurrent assets			100,000			$ 100,000			100,000	$ 100,000
Impairment charge on long lived assets									300,000
Fair value of the convertible debt			53,100,000						53,100,000
Fair value of liability			32,400,000						32,400,000			$ 5,600,000
TEMPO AUTOMATION INC | ACE and ACE Equity Partners International Pte. Ltd
Debt Instrument [Line Items]
Aggregate principal amount			$ 4,600,000						$ 4,600,000					$ 5,000,000.0
TEMPO AUTOMATION INC | Convertible promissory notes
Debt Instrument [Line Items]
Gross proceeds		5,000,000.0
TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Increase (decrease) in maximum borrowing capacity		10,000,000.0
Loan and Security Agreement | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity																150,000,000.0	$ 150,000,000.0
Loan and Security Agreement | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity															$ 10,000,000.0
Loan and Security Agreement, Tranche 1
Debt Instrument [Line Items]
Maximum borrowing capacity															30,000,000.0
Increase (decrease) in maximum borrowing capacity		10,000,000.0
Loan and Security Agreement, Tranche 1 | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity							20,000,000.0								30,000,000.0		20,000,000.0
Loan amount																20,000,000.0
Increase (decrease) in maximum borrowing capacity		20,000,000.0
Loan and Security Agreement, Tranche 1 | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Loan amount		20,000,000.0
Increase (decrease) in maximum borrowing capacity		30,000,000.0
Loan and Security Agreement, Tranche 2
Debt Instrument [Line Items]
Maximum borrowing capacity															10,000,000.0
Increase (decrease) in maximum borrowing capacity		20,000,000.0
Loan and Security Agreement, Tranche 2 | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity							20,000,000.0										20,000,000.0
Loan amount																20,000,000.0
Increase (decrease) in maximum borrowing capacity		30,000,000.0
Loan and Security Agreement, Tranche 2 | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity															$ 10,000,000.0
Loan amount		20,000,000.0
Increase (decrease) in maximum borrowing capacity		10,000,000.0
Loan and Security Agreement, Tranche 3 | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity							40,000,000.0										40,000,000.0
Loan amount																40,000,000.0
Loan and Security Agreement, Tranche 4 | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 70,000,000.0										$ 70,000,000.0
Loan amount																70,000,000.0
June 2021 Credit Facility | TEMPO AUTOMATION INC
Debt Instrument [Line Items]
Maximum borrowing capacity																		20,000,000.0
Loan amount																$ 20,000,000.0		$ 10,000,000.0
Convertible Senior Notes 15.5 Percent, Due 2025 | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Aggregate principal amount		200,000,000.0
Convertible Senior Notes 15.5 Percent, Funded by Oaktree | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Aggregate principal amount		175,000,000.0
Convertible Senior Notes 15.5 Percent, Funded by Investment partner of ACE | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Aggregate principal amount		25,000,000.0
Convertible Promissory Notes to Existing Investors | TEMPO AUTOMATION INC | Subsequent event [Member]
Debt Instrument [Line Items]
Gross proceeds		$ 5,000,000.0